Short-term Borrowings and Long-term Debt Short-term Borrowing and Long-term Debt (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Debt Instrument [Line Items]
Short-term borrowings	$ 1,543	$ 1,771
Commercial Paper	1,532	1,406
Letters of Credit Outstanding, Amount	50
Line of Credit Facility, Maximum Borrowing Capacity	2,200
Line of Credit Facility Utilized Borrowing Capacity	3
Line of Credit Facility, Additional Borrowing Capacity	500
Long-term Debt	2,552	$ 2,544
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1
Long-term Debt, Maturities, Repayments of Principal in Year Two	401
Long-term Debt, Maturities, Repayments of Principal in Year Three	1
Long-term Debt, Maturities, Repayments of Principal in Year Four	301
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 1,857
Commercial Paper [Member]
Debt Instrument [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.58%	0.27%
3.30% notes, due 2025
Debt Instrument [Line Items]
Long-term Debt	$ 300	$ 0
Debt Instrument, Interest Rate, Stated Percentage	3.30%
Debt Instrument, Maturity Date	Mar. 19, 2025